Comprehensive Income - Schedule of Changes in Each Component of Accumulated Other Comprehensive Loss, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 1,872,139	$ 1,737,325	$ 1,653,005
Ending balance	1,978,903	1,872,139	1,737,325
Accumulated Other Comprehensive Loss
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(86,243)	(107,671)	(92,764)
Unrealized gains (losses) arising during the period	13,463	21,571	(15,233)
Reclassification of realized net (gains) losses to net income	(47)	(143)	326
Ending balance	(72,827)	(86,243)	(107,671)
Foreign Currency Translation
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(93,904)	(116,004)	(96,860)
Unrealized gains (losses) arising during the period	12,386	22,100	(19,144)
Reclassification of realized net (gains) losses to net income	0	0	0
Ending balance	(81,518)	(93,904)	(116,004)
Deferred Compensation and Pension Plan
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	7,604	8,370	4,381
Unrealized gains (losses) arising during the period	1,162	(625)	3,663
Reclassification of realized net (gains) losses to net income	(45)	(141)	326
Ending balance	8,721	7,604	8,370
Tax effect on unrealized gains (losses), tax expense	300	(300)	1,300
Tax effect on reclassification net (gains) losses, tax benefit		(100)	100
Unrealized (Losses) Gains on Marketable Securities
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	57	(37)	(285)
Unrealized gains (losses) arising during the period	(85)	96	248
Reclassification of realized net (gains) losses to net income	(2)	(2)	0
Ending balance	$ (30)	$ 57	(37)
Tax effect on unrealized gains, tax expense (benefit)			$ 100